Quarterly Report
January 31, 2020
MFS®  Global Equity Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 4.3%
Honeywell International, Inc.	422,150	$73,124,823
MTU Aero Engines Holding AG	81,125	24,688,229
Rolls-Royce Holdings PLC	312,777	2,767,248
United Technologies Corp.	220,573	33,130,065
		$133,710,365
Airlines – 1.1%
Aena S.A.	185,152	$34,323,053
Alcoholic Beverages – 5.4%
Ambev S.A.	2,138,278	$8,912,404
Carlsberg Group	123,083	18,018,829
Diageo PLC	1,696,236	67,420,378
Heineken N.V.	252,143	27,494,126
Pernod Ricard S.A.	274,476	47,639,791
		$169,485,528
Apparel Manufacturers – 3.9%
Burberry Group PLC	592,874	$15,289,844
Compagnie Financiere Richemont S.A.	440,177	32,282,084
LVMH Moet Hennessy Louis Vuitton SE	172,012	75,411,345
		$122,983,273
Automotive – 0.5%
Aptiv PLC	170,627	$14,467,463
Broadcasting – 3.4%
Omnicom Group, Inc.	173,647	$13,077,355
Walt Disney Co.	444,255	61,444,909
WPP Group PLC	2,423,833	30,246,346
		$104,768,610
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	157,428	$7,170,846
Deutsche Boerse AG	86,036	14,031,250
TD Ameritrade Holding Corp.	556,965	26,444,698
		$47,646,794
Business Services – 6.9%
Accenture PLC, “A”	394,932	$81,043,996
Adecco S.A.	244,326	14,382,562
Brenntag AG	305,665	15,892,215
Cognizant Technology Solutions Corp., “A”	463,254	28,434,531
Compass Group PLC	1,043,587	25,866,123
Equifax, Inc.	199,648	29,927,235
PayPal Holdings, Inc. (a)	189,340	21,563,933
		$217,110,595
Cable TV – 2.9%
Comcast Corp., “A”	2,111,400	$91,191,366
Chemicals – 2.4%
3M Co.	241,925	$38,383,820
PPG Industries, Inc.	299,352	35,874,344
		$74,258,164

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	310,692	$35,515,202
Oracle Corp.	785,979	41,224,599
		$76,739,801
Consumer Products – 5.1%
Colgate-Palmolive Co.	458,148	$33,802,160
Essity AB	2,059,670	65,468,533
Reckitt Benckiser Group PLC	724,659	60,103,656
		$159,374,349
Electrical Equipment – 4.0%
Amphenol Corp., “A”	163,278	$16,241,263
Legrand S.A.	407,333	32,706,893
Resideo Technologies, Inc. (a)	71,729	730,201
Schneider Electric SE	737,169	74,005,285
		$123,683,642
Electronics – 1.9%
Hoya Corp.	209,100	$20,099,593
Microchip Technology, Inc.	134,814	13,141,669
Samsung Electronics Co. Ltd.	561,664	26,285,425
		$59,526,687
Food & Beverages – 5.0%
Danone S.A.	586,515	$47,094,351
Kellogg Co.	358,351	24,443,122
Nestle S.A.	771,994	85,262,377
		$156,799,850
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	168,748	$23,634,845
Sands China Ltd.	1,033,200	4,991,682
Wynn Resorts Ltd.	41,701	5,260,998
		$33,887,525
Insurance – 1.3%
Aon PLC	181,012	$39,867,893
Internet – 0.7%
eBay, Inc.	642,599	$21,565,622
Leisure & Toys – 0.2%
Harley-Davidson, Inc.	229,089	$7,651,573
Machinery & Tools – 1.3%
Kubota Corp.	2,573,300	$39,897,639
Major Banks – 4.5%
Bank of New York Mellon Corp.	832,570	$37,282,485
Erste Group Bank AG	304,279	11,190,194
Goldman Sachs Group, Inc.	154,608	36,758,052
State Street Corp.	396,522	29,988,959
UBS Group AG	2,060,946	25,676,237
		$140,895,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.8%
Abbott Laboratories	525,789	$45,817,253
Cooper Cos., Inc.	97,294	33,750,316
EssilorLuxottica	83,723	12,465,514
Medtronic PLC	805,704	93,010,470
Olympus Corp.	1,603,200	25,806,281
Sonova Holding AG	29,507	7,407,384
Stryker Corp.	258,342	54,432,659
Thermo Fisher Scientific, Inc.	308,834	96,723,721
Waters Corp. (a)	158,590	35,490,856
Zimmer Biomet Holdings, Inc.	380,861	56,329,342
		$461,233,796
Network & Telecom – 0.8%
Cisco Systems, Inc.	559,696	$25,729,225
Oil Services – 0.5%
National Oilwell Varco, Inc.	195,073	$4,020,455
NOW, Inc. (a)	113,923	1,140,369
Schlumberger Ltd.	291,782	9,777,615
		$14,938,439
Other Banks & Diversified Financials – 5.3%
American Express Co.	311,803	$40,493,856
Grupo Financiero Banorte S.A. de C.V.	1,344,888	8,262,711
Julius Baer Group Ltd.	255,538	12,814,042
Kasikornbank PLC	922,780	4,117,842
Visa, Inc., “A”	506,182	100,715,032
		$166,403,483
Pharmaceuticals – 5.2%
Bayer AG	713,721	$57,822,894
Johnson & Johnson	78,750	11,723,513
Merck KGaA	221,707	28,497,973
Roche Holding AG	190,176	64,030,395
		$162,074,775
Railroad & Shipping – 4.7%
Canadian National Railway Co.	627,074	$58,593,795
Kansas City Southern Co.	376,464	63,505,712
Union Pacific Corp.	143,981	25,833,071
		$147,932,578
Real Estate – 0.3%
Deutsche Wohnen SE	248,585	$10,531,480
Restaurants – 0.5%
Whitbread PLC	280,823	$16,575,957
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	410,066	$38,793,050
L'Air Liquide S.A.	234,314	33,977,472
Linde PLC	242,144	49,426,591
Linde PLC	71,557	14,535,373
		$136,732,486

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.4%
Hermes International	9,246	$6,938,044
Sally Beauty Holdings, Inc. (a)	292,678	4,492,607
		$11,430,651
Trucking – 1.0%
United Parcel Service, Inc., “B”	310,940	$32,188,509
Total Common Stocks		$3,055,607,098
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.62% (v)	54,014,753	$54,020,154

Other Assets, Less Liabilities – 0.5%		15,369,866
Net Assets – 100.0%		$3,124,997,118
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $54,020,154 and $3,055,607,098, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,686,009,370	$—	$—	$1,686,009,370
France	330,238,695	—	—	330,238,695
Switzerland	241,855,081	—	—	241,855,081
United Kingdom	218,269,552	—	—	218,269,552
Germany	151,464,041	—	—	151,464,041
Japan	—	85,803,513	—	85,803,513
Netherlands	66,287,176	—	—	66,287,176
Sweden	65,468,533	—	—	65,468,533
Canada	58,593,795	—	—	58,593,795
Other Countries	116,222,393	35,394,949	—	151,617,342
Mutual Funds	54,020,154	—	—	54,020,154
Total	$2,988,428,790	$121,198,462	$—	$3,109,627,252
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,670,441	$93,468,341	$50,120,632	$(903)	$2,907	$54,020,154
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$125,199	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2020, are as follows:
United States	56.2%
France	10.6%
Switzerland	7.7%
United Kingdom	7.0%
Germany	4.8%
Japan	2.7%
Netherlands	2.1%
Sweden	2.1%
Canada	1.9%
Other Countries	4.9%